TAXATION - Current and deferred portion of income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
TAXATION
Current tax expenses	¥ 171
Deferred tax benefits	(5,012)		¥ (11,558)	¥ (5,143)
Income tax benefits	¥ (4,841)	$ (702)	¥ (11,558)	¥ (5,143)